(Loss) earnings per share (Tables)	9 Months Ended
May 31, 2023
Notes and other explanatory information [abstract]
Schedule of earning per share

	Three months ended May 31,		Nine months ended May 31,
	2023	2022	2023	2022
Net (loss) income attributable to shareholders	$(1,264)	$1,971	$849	$(2,009)
Weighted average number of common shares for basic EPS(1)	284,205,392	274,363,799	281,536,777	263,927,318
Effect of dilutive stock options, warrants, RSUs and share awards	-	78,701	4,056,778	-
Weighted average number of common shares for diluted EPS(1)	284,205,392	274,442,500	285,593,555	263,927,318
(1)	The weighted average number of common shares for basic and diluted EPS include vested, but unissued, common shares relating to common share awards.